DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
DISAGGREGATION OF REVENUE LONG-LIVED ASSETS
Schedule of disaggregation of gross revenue
	Three Months Ended March 31,		Nine months Ended March 31,
	2021	2020	2021	2020
Project fees	$1,627,000	$697,000	5,268,000	$5,091,000
Retainer fees	560,000	631,000	1,648,000	2,913,000
Fee income	676,000	1,003,000	2,435,000	4,602,000
Reimbursement income	991,000	1,290,000	3,086,000	8,149,000
Other revenue	-	(1,000)	-	4,000
	$3,854,000	$3,620,000	12,437,000	$20,759,000

	Three Months Ended March 31		Nine Months Ended March 31
	2021	2020	2021	2020
Gross Revenue:
United States	$2,309,000	$2,239,000	$7,940,000	$12,927,000
United Kingdom	1,545,000	1,381,000	4,497,000	7,832,000
Total gross revenue	$3,854,000	$3,620,000	$12,437,000	$20,759,000

	Three Months Ended March 31		Nine Months Ended March 31
	2021	2020	2021	2020
Gross Profit:
United States	$1,078,000	$439,000	$3,770,000	$5,509,000
United Kingdom	835,000	925,000	2,307,000	4,144,000
Total gross profit	$1,913,000	$1,364,000	$6,077,000	$9,653,000

	Three Months Ended March 31		Nine Months Ended March 31
	2021	2020	2021	2020
Net Gain or Loss:
United States	$(4,188,000)	$(8,129,000)	$(8,147,000)	$(14,874,000)
United Kingdom	(491,000)	312,000	(1,076,000)	(321,000)
Total net gain/(loss)	$(4,679,000)	$(7,817,000)	$(9,223,000)	$(15,195,000)

	Years Ended June 30,
	2020	2020
Project fees	$6,816,000	$8,621,000
Retainer fees	3,194,000	3,632,000
Fee income	5,420,000	10,528,000
Reimbursement income	9,177,000	17,644,000
Other revenue	6,000	366,000
	$24,613,000	$40,791,000

	Years Ended June 30,
	2020	2019
Gross revenue:
United States	$15,954,000	$25,096,000
United Kingdom	8,659,000	15,695,000
Total gross revenue	$24,613,000	$40,791,000

	Years Ended June 30,
	2020	2019
Gross profit:
United States	$8,084,000	$11,026,000
United Kingdom	4,893,000	6,536,000
Total gross profit	$12,977,000	$17,562,000

	Years Ended June 30,
	2020	2019
Net loss:
United States	$(11,294,000)	$(4,624,000)
United Kingdom	(3,153,000)	(1,417,000)
Total net loss	$(14,447,000)	$(6,041,000)

Schedule of disaggregation of fixed assets

	United States	United Kingdom	Total
Computer equipment	$457,000	$193,000	$650,000
Website design	6,000	-	6,000
Office machine & equipment	52,000	45,000	97,000
Furniture & fixtures	351,000	86,000	437,000
Leasehold improvements	62,000	129,000	191,000
Tenant incentives	145,000	-	145,000
	1,073,000	453,000	1,526,000
Accumulated depreciation	(844,000)	(409,000)	(1,253,000)
Net book value	$229,000	$44,000	$273,000

	United States	United Kingdom	Total
Computer equipment	$460,000	$160,000	$620,000
Website design	6,000	-	6,000
Office machine & equipment	53,000	36,000	89,000
Furniture & fixtures	350,000	79,000	429,000
Leasehold improvements	54,000	119,000	173,000
Tenant incentives	145,000	-	45,000
	1,068,000	394,000	1,462,000
Accumulated depreciation	(770,000)	(348,000)	(1,118,000)
Net book value	$298,000	$46,000	$344,000

	United States	United Kingdom	Total
Computer equipment	$460,000	$160,000	$620,000
Website design	6,000	-	6,000
Office machine & equipment	53,000	36,000	89,000
Furniture & fixtures	350,000	79,000	429,000
Leasehold improvements	54,000	119,000	173,000
Tenant incentives	145,000	-	145,000
	1,068,000	394,000	1,462,000
Accumulated depreciation	(770,000)	(348,000)	(1,118,000)
Net book value	$298,000	$46,000	$344,000

	United States	United Kingdom	Total
Computer equipment	$401,000	165,000	$566,000
Website design	6,000	-	6,000
Office machine & equipment	51,000	37,000	88,000
Furniture & fixtures	350,000	77,000	427,000
Leasehold improvements	881,000	116,000	997,000
Tenant incentives	136,000	-	136,000
	1,825,000	394,000	2,220,000
Accumulated depreciation	(1,116,000)	(321,000)	(1,438,000)
Net book value	$709,000	$73,000	$782,000

Schedule of disaggregation of intangible assets and goodwill policy

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$-	$4,960,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	-	2,125,000
	9,685,000	-	9,685,000
Less: accumulated amortization	(7,113,000)	-	(7,113,000)

Net book value	$2,572,000	$-	$2,572,000

Goodwill	$9,831,000	$7,531,000	$17,362,000

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: impairment	-	(1,867,000)	(1,867,000)
Less: accumulated amortization	(5,494,000)	(3,118,000)	(8,612,000)

Net book value	$4,191,000	$-	$4,191,000

Goodwill	$9,831,000	$7,531,000	$17,362,000

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: impairment	-	(1,867,000)	(1,867,000)
Less: accumulated amortization	(5,494,000)	(3,118,000)	(8,612,000)

Net book value	$4,191,000	$-	$4,191,000

Goodwill	$9,831,000	$7,531,000	$17,362,000

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: accumulated amortization	(3,051,000)	(1,559,000)	(4,610,000)

Net book value	$6,634,000	$3,426,000	$10,060,000

Goodwill	$11,816,000	$7,531,000	$19,347,000